Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000249324
Shareholder Report [Line Items]
Fund Name	Intermediate Municipal Income ETF
Trading Symbol	TAXE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Intermediate Municipal Income ETF (the "fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Municipal Income ETF	$12	0.24%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%
AssetsNet	$ 50,590,000
Holdings Count | Holding	171
InvestmentCompanyPortfolioTurnover	84.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$50,590 Number of Portfolio Holdings171 Portfolio Turnover Rate84.7%
Holdings [Text Block]

State Allocation (as a % of Net Assets)

New York	9.9%
Virginia	9.0
Maryland	8.8
Georgia	7.8
Illinois	7.0
Texas	6.5
California	5.5
Florida	4.6
Washington	3.9
Other	37.0

Largest Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

Transportation	21.3%
Health Care	19.0
Housing	11.4
General Obligations - Local	11.3
General Obligations - State	8.0
Special Tax	7.5
Water & Sewer	5.6
Electric	5.0
Education	2.8
Other	8.1

Material Fund Change [Text Block]